Deferred revenue and other liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Non-current liabilities
Deferred revenue	€ 305	€ 460
Salaries, wages and social charges	46	45
Other	85	36
Total deferred revenue and other non-current liabilities	436	541
Current liabilities
Deferred revenue	155	155
Salaries, wages and social charges	1,780	1,362
VAT and other indirect taxes	349	337
Discounts without performance obligations	479	747
Accrued expenses related to customer projects	517	475
Other	660	645
Total deferred revenue and other current liabilities	€ 3,940	€ 3,721